Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Par trade name [Member]	Dec. 31, 2012 Par trade name [Member]	Jun. 30, 2013 Watson/Actavis related IPR&D [Member]	Dec. 31, 2012 Watson/Actavis related IPR&D [Member]	Jun. 30, 2013 Developed products [Member]	Dec. 31, 2012 Developed products [Member]	Jun. 30, 2013 Other product related royalty streams [Member]	Dec. 31, 2012 Other product related royalty streams [Member]	Jun. 30, 2013 IPR&D [Member]	Dec. 31, 2012 IPR&D [Member]	Jun. 30, 2013 Watson/Actavis Divestiture Products [Member]	Dec. 31, 2012 Watson/Actavis Divestiture Products [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Par trade name [Member]	Dec. 31, 2012 Successor [Member] Watson/Actavis related IPR&D [Member]	Dec. 31, 2012 Successor [Member] Developed products [Member]	Dec. 31, 2012 Successor [Member] Other product related royalty streams [Member]	Dec. 31, 2012 Successor [Member] IPR&D [Member]	Dec. 31, 2012 Successor [Member] Watson/Actavis Divestiture Products [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Assets acquired In Anchen Acquisition [Member]	Dec. 31, 2011 Predecessor [Member] Assets aquired from QOL Medical LLC and MDRNA, Inc [Member]	Dec. 31, 2011 Predecessor [Member] Product purchases, rights and distribution agreements [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Finite-lived intangible assets, gross							$ 552,700	$ 552,700	$ 115,600	$ 115,600	$ 608,600	$ 608,600	$ 100,718	$ 101,200				$ 552,700	$ 115,600	$ 608,600	$ 101,200	$ 358,361	$ 220,800	$ 56,821	$ 80,740
Accumulated amortization	(124,321)	(42,801)					(91,216)	(33,321)	(13,766)	(5,289)	(7,280)	(257)	(12,059)	(3,934)	(42,801)			(33,321)	(5,289)	(257)	(3,934)	(46,692)	(2,008)	(14,290)	(30,394)
Finite-lived intangible assets, net							461,484	519,379	101,834	110,311	601,320	608,343	88,659	97,266				519,379	110,311	608,343	97,266	311,669	218,792	42,531	50,346
Indefinite-lived intangible assets			26,400	26,400	14,300	14,300										26,400	14,300
Intangible assets, gross	1,418,318	1,418,800													1,418,800
Intangible assets, net	$ 1,293,997	$ 1,375,999													$ 1,375,999							$ 311,669